(Loss)/Earning Per Share	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
(Loss)/Earning Per Share	(LOSS)/EARNING PER SHARE
Basic (loss)/earning per share (“EPS”) is calculated with reference to the weighted average number of common shares outstanding during the period.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	Nine months ended September 30,
	2021	2020
Net loss from continuing operations - basic and diluted	(162,205)	(101,214)
Net income/(loss) from discontinued operations - basic and diluted	568,047	(180,469)

The components of the denominator for the calculation of basic EPS are as follows:

(in thousands of $)	Nine months ended September 30,
	2021	2020
Weighted average number of common shares outstanding	108,204	95,630

EPS are as follows:

	Nine months ended September 30,
	2021	2020
Basic and diluted EPS from continuing operations	$(1.50)	$(1.06)
Basic and diluted EPS from discontinued operations	$5.25	$(1.89)
The effects of stock awards and convertible bonds have been excluded from the calculations of diluted EPS for the nine months ended September 30, 2021, and 2020 because the effects were anti-dilutive.